CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Revenue:
Subscriber-related revenue	$ 3,553,828	$ 3,408,510	$ 10,582,989	$ 10,131,098
Equipment sales and other revenue	16,312	24,834	63,819	73,402
Equipment sales, services and other revenue - EchoStar	15,232	15,516	47,339	25,540
Total revenue	3,585,372	3,448,860	10,694,147	10,230,040
Costs and Expenses (exclusive of depreciation shown separately below - Note 6):
Subscriber-related expenses	2,072,891	1,938,142	6,131,068	5,718,781
Satellite and transmission expenses	179,401	139,945	506,188	394,748
Cost of sales - equipment, services and other	24,240	24,073	80,451	64,789
Subscriber acquisition costs:
Cost of sales - subscriber promotion subsidies	52,755	61,853	170,149	192,567
Other subscriber acquisition costs	246,918	280,677	709,308	746,324
Subscriber acquisition advertising	152,607	108,227	403,644	337,079
Total subscriber acquisition costs	452,280	450,757	1,283,101	1,275,970
General and administrative expenses	189,961	172,100	547,926	502,974
Depreciation and amortization (Note 6)	246,140	229,749	719,488	663,410
Total costs and expenses	3,164,913	2,954,766	9,268,222	8,620,672
Operating income (loss)	420,459	494,094	1,425,925	1,609,368
Other Income (Expense):
Interest income	8,654	10,255	27,518	27,205
Interest expense, net of amounts capitalized	(207,149)	(220,596)	(631,405)	(663,823)
Other, net	(7,156)	75	(6,411)	268
Total other income (expense)	(205,651)	(210,266)	(610,298)	(636,350)
Income (loss) before income taxes	214,808	283,828	815,627	973,018
Income tax (provision) benefit, net (Note 8)	(62,109)	(97,151)	(287,523)	(346,228)
Net income (loss)	152,699	186,677	528,104	626,790
Less: Net income (loss) attributable to noncontrolling interest, net of tax	(2,342)	150	(7,575)	150
Net income (loss) attributable to DISH DBS	155,041	186,527	535,679	626,640
Comprehensive Income (Loss):
Net income (loss)	152,699	186,677	528,104	626,790
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities	5,352	12,730	19,547	7,728
Deferred income tax (expense) benefit, net	66	(3,620)	(5,298)	(3,104)
Total other comprehensive income (loss), net of tax	5,418	9,110	14,249	4,624
Comprehensive income (loss)	158,117	195,787	542,353	631,414
Less: Comprehensive income (loss) attributable to noncontrolling interest, net of tax	(2,342)	150	(7,575)	150
Comprehensive income (loss) attributable to DISH DBS	$ 160,459	$ 195,637	$ 549,928	$ 631,264